UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: June 30, 2012

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

June 30, 2012

Semi-Annual Repor t

Legg Mason

BW

Global Opportunities

Bond Fund

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

II	Legg Mason BW Global Opportunities Bond Fund

Fund objective

The Fund’s objective is to maximize total return consisting of income and capital appreciation.

Letter to our shareholders

Dear Shareholder,

We are pleased to provide the semi-annual report of Legg Mason BW Global Opportunities Bond Fund for the six-month reporting period ended June 30, 2012. Please read on for Fund performance information and a detailed look at prevailing economic and market conditions during the Fund’s reporting period.

Special shareholder notice

As previously announced, the Fund’s Board approved an Agreement and Plan of Reorganization pursuant to which the Fund would be reorganized as a series of a Maryland statutory trust, Legg Mason Global Asset Management Trust. This reorganization occurred on April 30, 2012. Prior to April 30, 2012, the Fund was organized as a series of a Maryland corporation named Legg Mason Charles Street Trust, Inc.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com/individualinvestors. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Mark R. Fetting	R. Jay Gerken, CFA
Chairman	President

July 27, 2012

Legg Mason BW Global Opportunities Bond Fund	III

Investment commentary

Economic review

The U.S. economy continued to grow over the six months ended June 30, 2012, albeit at an uneven pace. Looking back, U.S. gross domestic product (“GDP”)i growth, as reported by the U.S. Department of Commerce, was 4.1% in the fourth quarter of 2011. Economic growth in the U.S. then decelerated, as the Commerce Department reported that first quarter 2012 GDP growth was 2.0%. The preliminary estimate for GDP growth in the second quarter was 1.5%. Moderating growth was partially due to weaker consumer spending, which rose 1.5% in the second quarter, versus 2.4% during the first three months of the year.

Two factors constraining economic growth were the weak job market and continued troubles in the housing market. While there was some improvement during the reporting period, unemployment remained elevated. When the reporting period began, unemployment, as reported by the U.S. Department of Labor, was 8.5%. Unemployment then generally declined over the next four months and was 8.1% in April 2012, the lowest rate since January 2009. However, the unemployment rate then moved up to 8.2% in May and was unchanged in June. Within the housing market, sales are still a bit soft, though home prices appear to be firming. According to the National Association of Realtors (“NAR”), existing-home sales fluctuated throughout the period. Existing-home sales fell 5.4% on a seasonally adjusted basis in June 2012 versus the previous month. However, the NAR reported that the median existing-home price for all housing types was $189,400 in June 2012, up 7.9% from June 2011. This marked the fourth consecutive month that home prices rose from a year earlier, the first such occurrence since February through May 2006. In addition, the inventory of unsold homes fell 3.2% in June versus the previous month.

The manufacturing sector, a relative pillar of strength since the end of the Great Recession, weakened during the reporting period. Based on the Institute for Supply Management’s PMI (“PMI”)ii, in December 2011 it had a reading of 53.9 (a reading below 50 indicates a contraction, whereas a reading above 50 indicates an expansion). Activity in the manufacturing sector fluctuated during the first half of the period and was 54.8 in April, its highest reading since June 2011. The PMI then dipped to 53.5 in May 2012 and fell to 49.7 in June. The latter represented the first contraction in the manufacturing sector since July 2009. In addition, whereas thirteen of the eighteen industries in the PMI grew in May, only seven expanded in June.

While the U.S. economy continued to expand during the reporting period, growth generally moderated overseas and in some cases, fell back into a recession. In April 2012, the International Monetary Fund (“IMF”) stated that “global growth is projected to drop from about 4% in 2011 to about 3.5% in 2012 because of weak activity during the second half of 2011 and the first half of 2012.” The IMF now anticipates 2012 growth will be -0.3% in the Eurozone and 2.0% in Japan. While growth in emerging market countries is expected to remain higher than in their developed country counterparts, the IMF projects that growth will fall from approximately 5.8% in 2011 to 5.7% in 2012.

IV	Legg Mason BW Global Opportunities Bond Fund

Investment commentary (cont’d)

Market review

Q. Did Treasury yields trend higher or lower during the six months ended June 30, 2012?

A. Both short- and long-term Treasury yields fluctuated during the reporting period. When the period began, two- and ten-year Treasury yields were 0.25% and 1.89%, respectively. With the economy initially gathering some momentum, Treasury yields moved higher during the first half of the period. Two-year Treasury yields rose as high as 0.41% on March 20, 2012 and ten-year Treasuries peaked at 2.39% around the same time. Yields then fell in late March, as well as in April, May and early June, given renewed fears over the European sovereign debt crisis. On June 1, 2012, ten-year Treasuries closed at an all-time low of 1.47%. Yields then moved higher as the month progressed due to some positive developments in Europe and hopes for additional Federal Reserve Board (“Fed”)iii actions to stimulate the economy. When the reporting period ended on June 30, 2012, two-year Treasury yields were 0.33% and ten-year Treasury yields were 1.67%.

Q. How did the Fed respond to the economic environment?

A. The Fed took a number of actions as it sought to meet its dual mandate of fostering maximum employment and price stability. Looking back, in September 2011, the Fed announced its intention to purchase $400 billion of longer-term Treasury securities and to sell an equal amount of shorter-term Treasury securities by June 2012 (often referred to as “Operation Twist”). In January 2012, the Fed extended the period it expects to keep the federal funds rateiv at a historically low range between zero and 0.25%, saying “economic conditions — including low rates of resource utilization and a subdued outlook for inflation over the medium run – are likely to warrant exceptionally low levels for the federal funds rate at least through late 2014.” In June, the Fed announced that it would extend Operation Twist until the end of 2012 and that it was “prepared to take further action as appropriate to promote a stronger economic recovery and sustained improvement in labor market conditions in a context of price stability.”

Q. What actions did international central banks take during the reporting period?

A. Looking back, given the economic challenges in the Eurozone, the European Central Bank (“ECB”) lowered interest rates from 1.50% to 1.25% in November 2011 and then to 1.00% in December, equaling its all-time low. In July, after the reporting period ended, the ECB cut rates to 0.75%, a record low. In other developed countries, the Bank of England kept rates on hold at 0.50% during the reporting period, as did Japan at a range of zero to 0.10%, the lowest level since 2006. Elsewhere, with growth rates declining, both China and India lowered their cash reserve ratio for banks. China also cut its key interest rate in early June, and again in July, after the reporting period ended.

Q. What factors impacted the spread sectors (non-Treasuries) during the reporting period?

A. The spread sectors experienced periods of volatility during the period. Risk appetite was often robust over the first three months of the period, due to some better-than-expected economic data and signs of progress in the European sovereign debt crisis. However, fears related to the situation in Europe caused a number of spread sectors to weaken in April. While the spread sectors posted positive absolute returns in April, they generally lagged equal-durationv Treasuries. Several of the riskiest spread sectors then performed poorly in May given a flight to quality that

Legg Mason BW Global Opportunities Bond Fund	V

was triggered by escalating fears of contagion from Europe and some disappointing economic data in the U.S. The spread sectors then rallied in June as investor sentiment improved. For the six months ended June 30, 2012, the Barclays U.S. Aggregate Indexvi returned 2.37%.

Q. How did the high-yield market perform over the six months ended June 30, 2012?

A. The U.S. high-yield bond market generated a strong return during the reporting period. The asset class, as measured by the Barclays U.S. Corporate High Yield — 2% Issuer Cap Indexvii, posted positive returns during four of the six months of the period. Risk appetite was often solid as investors were drawn to higher yielding securities. While the high-yield market faltered in March and May given increased risk aversion, they proved to be temporary setbacks. All told, the high-yield market gained 7.23% for the six months ended June 30, 2012.

Q. How did the emerging market debt asset class perform over the reporting period?

A. After a strong start, the asset class gave back a portion of its gains in May. During much of the first four months of the period, emerging market debt was supported by solid growth in developing countries and overall strong demand. However, a confluence of events, including the European sovereign debt crisis, moderating growth in the U.S. and fears that China’s economy would experience a hard landing, caused the asset class to fall sharply in May 2012. The asset class then moved higher in June as investor risk appetite returned. Overall, the JPMorgan Emerging Markets Bond Index Global (“EMBI Global”)viii returned 7.45% over the six months ended June 30, 2012.

Performance review

For the six months ended June 30, 2012, Class IS shares of Legg Mason BW Global Opportunities Bond Fund returned 5.04%. The Fund’s unmanaged benchmark, Citigroup World Government Bond Indexix, returned 0.41% for the same period. The Lipper Global Income Funds Category Average1 returned 3.22% over the same time frame.

Performance Snapshot as of June 30, 2012 (unaudited)
(excluding sales charges)	6 months
Legg Mason BW Global Opportunities Bond Fund:
Class A	4.97%
Class C♦	4.65%
Class FI	4.75%
Class R	4.60%
Class I	5.03%
Class IS	5.04%
Citigroup World Government Bond Index	0.41%
Lipper Global Income Funds Category Average[1]	3.22%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended June 30, 2012, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 199 funds in the Fund’s Lipper category, and excluding sales charges.

♦

Effective August 1, 2012, Class C shares will be reclassified as Class C1 shares. Class C1 (formerly Class C) shares will not be available for purchase by new or existing investors (except for certain retirement plan programs authorized by the Fund’s distributor prior to August 1, 2012). Class C1 shares will continue to be available for dividend reinvestment and incoming exchanges.

VI	Legg Mason BW Global Opportunities Bond Fund

Investment commentary (cont’d)

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

The 30-Day SEC Yields for the period ended June 30, 2012 for Class A, Class C♦ , Class FI, Class R, Class I and Class IS shares were 2.66%, 2.31%, 2.68%, 2.60%, 3.06% and 3.08%, respectively. Absent fee waivers and/or expense reimbursements, the 30-Day SEC Yields for Class FI would have been 2.66%. The 30-Day SEC Yield is subject to change and is based on the yield to maturity of the Fund’s investments over a 30-day period and not on the dividends paid by the Fund, which may differ.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated May 1, 2012, the gross total annual operating expense ratios for Class A, Class C♦, Class FI, Class R, Class I and Class IS shares were 0.94%, 1.43%, 1.12%, 1.41%, 0.64% and 0.64%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets is not expected to exceed 1.00% for Class A shares, 1.45% for Class C♦ shares, 1.00% for Class FI shares, 1.25% for Class R shares, 0.75% for Class I shares and 0.65% for Class IS shares. In addition, total annual operating expenses for Class IS shares will not exceed those for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived or reimbursed to a class within three years after the year in which the manager earned the fee or incurred the expense if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

R. Jay Gerken, CFA

President

July 27, 2012

RISKS: The Fund is non-diversified and may be more susceptible to economic, political or regulatory events than a diversified fund. Foreign securities involve special risks such as currency fluctuations and changes in political and economic conditions. These risks are magnified in emerging markets. The Fund’s share price will decline as interest rates rise. Below investment grade debt securities involve greater volatility than higher-rated securities. To the extent that the Fund invests in mortgage-backed securities, its exposure to prepayment and extension risks may be greater than investments

♦

Effective August 1, 2012, Class C shares will be reclassified as Class C1 shares. Class C1 (formerly Class C) shares will not be available for purchase by new or existing investors (except for certain retirement plan programs authorized by the Fund's distributor prior to August 1, 2012). Class C1 shares will continue to be available for dividend reinvestment and incoming exchanges.

Legg Mason BW Global Opportunities Bond Fund	VII

in other fixed-income securities. The Fund may engage in derivative transactions, which involve special risks and costs and may increase losses and have a potentially large impact on Fund performance. Please see the Fund’s prospectus for a more complete discussion of these and other risks, and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole. Forecasts and predictions are inherently limited and should not be relied upon as an indication of actual or future performance.

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Institute for Supply Management’s PMI is based on a survey of purchasing executives who buy the raw materials for manufacturing at more than 350 companies. It offers an early reading on the health of the manufacturing sector.

iii

The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

iv

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

[v]

Duration is the measure of the price sensitivity of a fixed-income security to an interest rate change of 100 basis points. Calculation is based on the weighted average of the present values for all cash flows.

vi

The Barclays U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

vii

The Barclays U.S. Corporate High Yield — 2% Issuer Cap Index is an index of the 2% Issuer Cap component of the Barclays U.S. Corporate High Yield Index, which covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market.

viii

The JPMorgan Emerging Markets Bond Index Global (“EMBI Global”) tracks total returns for U.S. dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, Eurobonds and local market instruments.

ix	The Citigroup World Government Bond Index is a market capitalization-weighted benchmark that tracks the performance of the government bond markets of fourteen countries.

Legg Mason BW Global Opportunities Bond Fund 2012 Semi-Annual Report	1

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†	The bar graph above represents the composition of the Fund’s investments as of June 30, 2012 and December 31, 2011 and does not include derivatives such as forward foreign currency contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

2	Legg Mason BW Global Opportunities Bond Fund 2012 Semi-Annual Report

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on January 1, 2012 and held for the six months ended June 30, 2012.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	4.97%	$1,000.00	$1,049.70	0.88%	$4.48	Class A	5.00%	$1,000.00	$1,020.49	0.88%	$4.42
Class C♦	4.65	1,000.00	1,046.50	1.34	6.82	Class C♦	5.00	1,000.00	1,018.20	1.34	6.72
Class FI	4.75	1,000.00	1,047.50	1.00	5.09	Class FI	5.00	1,000.00	1,019.89	1.00	5.02
Class R	4.60	1,000.00	1,046.00	1.24	6.31	Class R	5.00	1,000.00	1,018.70	1.24	6.22
Class I	5.03	1,000.00	1,050.30	0.60	3.06	Class I	5.00	1,000.00	1,021.88	0.60	3.02
Class IS	5.04	1,000.00	1,050.40	0.59	3.01	Class IS	5.00	1,000.00	1,021.93	0.59	2.97

[1]	For the six months ended June 30, 2012.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C♦ shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), then divided by 366.

♦	Effective August 1, 2012, Class C shares will be reclassified as Class C1 shares.

Legg Mason BW Global Opportunities Bond Fund 2012 Semi-Annual Report	3

Schedule of investments (unaudited)

June 30, 2012

Legg Mason BW Global Opportunities Bond Fund

Security	Rate	Maturity Date	Face Amount†		Value
Sovereign Bonds — 52.6%
Australia — 9.0%
New South Wales Treasury Corp., Senior Notes	6.000%	4/1/16	82,820,000	AUD	$92,518,952
Queensland Treasury Corp., Senior Bonds	6.250%	2/21/20	50,680,000	AUD	58,201,808
Queensland Treasury Corp., Senior Notes	6.000%	7/21/22	15,515,000	AUD	17,690,822
Total Australia					168,411,582
Brazil — 0.9%
Brazil Nota do Tesouro Nacional, Notes	10.000%	1/1/21	33,854,000	BRL	16,895,784
Canada — 0.0%
Province of Ontario	6.250%	6/16/15	730,000	NZD	626,204
Hungary — 3.9%
Hungary Government Bond	5.500%	2/12/16	16,060,000,000	HUF	66,673,708
Hungary Government Bond	7.500%	11/12/20	1,540,000,000	HUF	6,679,110
Total Hungary					73,352,818
Malaysia — 4.3%
Government of Malaysia, Senior Bonds	3.702%	2/25/13	78,125,000	MYR	24,714,932
Government of Malaysia, Senior Bonds	5.094%	4/30/14	77,640,000	MYR	25,356,141
Government of Malaysia, Senior Bonds	3.741%	2/27/15	98,430,000	MYR	31,544,467
Total Malaysia					81,615,540
Mexico — 10.0%
Mexican Bonos, Bonds	8.500%	5/31/29	1,829,000,000	MXN	167,389,896
Mexican Bonos, Bonds	8.500%	11/18/38	217,500,000	MXN	19,726,210
Total Mexico					187,116,106
New Zealand — 3.5%
Government of New Zealand	6.000%	5/15/21	28,605,000	NZD	27,530,747
Government of New Zealand	5.500%	4/15/23	24,085,000	NZD	22,709,127
Government of New Zealand, Senior Bonds	5.000%	3/15/19	16,740,000	NZD	14,870,403
Total New Zealand					65,110,277
Poland — 5.6%
Republic of Poland, Bonds	5.250%	10/25/20	95,040,000	PLN	28,891,544
Republic of Poland, Bonds	5.750%	9/23/22	246,890,000	PLN	77,290,913
Total Poland					106,182,457
South Africa — 3.7%
Republic of South Africa, Bonds	6.750%	3/31/21	381,115,000	ZAR	45,020,796
Republic of South Africa, Bonds	6.500%	2/28/41	254,035,000	ZAR	24,110,943
Total South Africa					69,131,739

See Notes to Financial Statements.

4	Legg Mason BW Global Opportunities Bond Fund 2012 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

June 30, 2012

Legg Mason BW Global Opportunities Bond Fund

Security	Rate	Maturity Date	Face Amount†		Value
South Korea — 4.3%
Korea Treasury Bond, Senior Bonds	3.000%	12/10/13	24,530,000,000	KRW	$21,331,730
Korea Treasury Bond, Senior Bonds	5.750%	9/10/18	61,000,000,000	KRW	59,748,577
Total South Korea					81,080,307
United Kingdom — 7.4%
United Kingdom Gilt, Bonds	4.500%	3/7/13	86,230,000	GBP	138,899,461
Total Sovereign Bonds (Cost — $971,820,203)					988,422,275
Collateralized Mortgage Obligations — 0.4%
Countrywide Alternative Loan Trust, 2005-26CB A6	5.500%	7/25/35	3,910,961		2,967,688
MASTR Resecuritization Trust, 2008-1 A1	6.000%	9/27/37	3,502,919		3,083,934	(a)
WaMu Mortgage Pass-Through Certificates, 2005-6 2A1	5.500%	8/25/35	903,859		723,903
Total Collateralized Mortgage Obligations (Cost — $7,280,187)					6,775,525
Corporate Bonds & Notes — 18.1%
Consumer Discretionary — 3.0%
Auto Components — 0.2%
Icahn Enterprises LP/Icahn Enterprises Finance Corp., Senior Notes	8.000%	1/15/18	4,055,000		4,308,437
Media — 2.8%
Charter Communications Inc., Senior Notes	6.500%	4/30/21	1,175,000		1,251,375
Comcast Corp., Notes	6.450%	3/15/37	335,000		407,393
Comcast Corp., Senior Notes	6.950%	8/15/37	3,245,000		4,167,930
Comcast Corp., Senior Notes	6.550%	7/1/39	12,945,000		16,130,454
Time Warner Cable Inc., Debentures	7.300%	7/1/38	16,135,000		20,722,681
Viacom Inc., Senior Notes	6.875%	4/30/36	7,385,000		9,561,625
Total Media					52,241,458
Total Consumer Discretionary					56,549,895
Energy — 0.6%
Energy Equipment & Services — 0.4%
Transocean Inc., Senior Notes	6.800%	3/15/38	6,560,000		7,375,788
Oil, Gas & Consumable Fuels — 0.2%
Chesapeake Energy Corp., Senior Notes	6.625%	8/15/20	310,000		306,900
Chesapeake Energy Corp., Senior Notes	6.125%	2/15/21	1,555,000		1,504,463
Linn Energy LLC/Linn Energy Finance Corp., Senior Notes	6.250%	11/1/19	2,480,000		2,430,400	(a)
Total Oil, Gas & Consumable Fuels					4,241,763
Total Energy					11,617,551

See Notes to Financial Statements.

Legg Mason BW Global Opportunities Bond Fund 2012 Semi-Annual Report	5

Legg Mason BW Global Opportunities Bond Fund

Security	Rate	Maturity Date	Face Amount†		Value
Financials — 8.9%
Capital Markets — 2.9%
AmeriGas Finance LLC/AmeriGas Finance Corp., Senior Notes	7.000%	5/20/22	2,955,000		$3,043,650
Goldman Sachs Group Inc., Senior Notes	5.250%	7/27/21	9,820,000		9,975,333
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	16,105,000		15,783,754
Merrill Lynch & Co. Inc., Subordinated Notes	7.750%	5/14/38	6,845,000		7,807,790
Morgan Stanley, Senior Notes	5.625%	9/23/19	5,555,000		5,497,783
Morgan Stanley, Senior Notes	5.500%	7/28/21	12,015,000		11,837,863
Total Capital Markets					53,946,173
Commercial Banks — 1.1%
CIT Group Inc., Secured Notes	4.750%	2/15/15	645,000		660,319	(a)
Fifth Third Bancorp, Subordinated Notes	8.250%	3/1/38	14,250,000		19,339,644
Total Commercial Banks					19,999,963
Diversified Financial Services — 4.6%
Bank of America Corp., Senior Notes	4.500%	4/1/15	6,475,000		6,674,190
Bank of America Corp., Senior Notes	6.500%	8/1/16	10,355,000		11,371,178
Citigroup Inc., Senior Notes	6.375%	8/12/14	7,010,000		7,503,798
General Electric Capital Corp., Senior Notes	1.097%	6/2/14	11,240,000		11,222,735	(b)
General Electric Capital Corp., Senior Notes	7.625%	12/10/14	8,195,000	NZD	7,036,880
JPMorgan Chase & Co., Senior Notes	1.266%	1/24/14	4,910,000		4,922,732	(b)
JPMorgan Chase & Co., Senior Notes	4.500%	1/24/22	15,960,000		17,192,399
Kreditanstalt fuer Wiederaufbau, Senior Notes	6.250%	12/4/19	17,950,000	AUD	20,581,304
Total Diversified Financial Services					86,505,216
Insurance — 0.3%
Hartford Financial Services Group Inc., Senior Notes	5.125%	4/15/22	5,995,000		6,173,387
Real Estate Investment Trusts (REITs) — 0.0%
DuPont Fabros Technology LP, Senior Notes	8.500%	12/15/17	590,000		649,000
Total Financials					167,273,739
Health Care — 2.2%
Biotechnology — 1.4%
Amgen Inc., Senior Notes	5.150%	11/15/41	24,990,000		26,087,436
Health Care Providers & Services — 0.6%
DaVita Inc., Senior Notes	6.625%	11/1/20	700,000		729,750
HCA Inc., Senior Notes	7.500%	2/15/22	3,410,000		3,716,900
UnitedHealth Group Inc., Senior Notes	6.625%	11/15/37	5,315,000		7,114,026
Total Health Care Providers & Services					11,560,676

See Notes to Financial Statements.

6	Legg Mason BW Global Opportunities Bond Fund 2012 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

June 30, 2012

Legg Mason BW Global Opportunities Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Pharmaceuticals — 0.2%
Warner Chilcott Co. LLC/Warner Chilcott Finance LLC, Senior Notes	7.750%	9/15/18	3,340,000	$3,582,150
Total Health Care				41,230,262
Information Technology — 2.1%
Communications Equipment — 0.2%
Cisco Systems Inc., Senior Notes	5.900%	2/15/39	2,695,000	3,472,605
Computers & Peripherals — 1.7%
Dell Inc., Senior Notes	6.500%	4/15/38	12,910,000	15,159,993
Hewlett-Packard Co., Senior Notes	4.650%	12/9/21	16,645,000	17,447,356
Total Computers & Peripherals				32,607,349
Software — 0.2%
Oracle Corp., Senior Notes	6.500%	4/15/38	2,013,000	2,746,668
Total Information Technology				38,826,622
Materials — 0.2%
Chemicals — 0.1%
Ineos Finance PLC, Senior Secured Bonds	8.375%	2/15/19	2,425,000	2,509,875	(a)
Containers & Packaging — 0.1%
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC, Senior Secured Notes	7.125%	4/15/19	1,415,000	1,482,213	(a)
Total Materials				3,992,088
Telecommunication Services — 0.9%
Diversified Telecommunication Services — 0.2%
Intelsat Jackson Holdings SA, Senior Notes	7.250%	10/15/20	4,210,000	4,431,025
Wireless Telecommunication Services — 0.7%
Oi S.A., Senior Notes	5.750%	2/10/22	11,850,000	12,075,150	(a)
Total Telecommunication Services				16,506,175
Utilities — 0.2%
AES Corp., Senior Notes	7.375%	7/1/21	2,740,000	3,048,250	(a)
Total Corporate Bonds & Notes (Cost — $323,932,132)				339,044,582
Municipal Bonds — 1.8%
Georgia — 1.8%
Municipal Electric Authority, GA, Build America Bonds, Plant Vogtle Units 3&4 Project J	6.637%	4/1/57	16,750,000	19,433,350
Municipal Electric Authority, GA, Build America Bonds, Plant Vogtle Units 3&4 Project M	6.655%	4/1/57	12,845,000	14,722,425
Total Municipal Bonds (Cost — $31,669,946)				34,155,775

See Notes to Financial Statements.

Legg Mason BW Global Opportunities Bond Fund 2012 Semi-Annual Report	7

Legg Mason BW Global Opportunities Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
U.S. Government & Agency Obligations — 6.1%
U.S. Government Obligations — 6.1%
U.S. Treasury Bonds (Cost — $98,206,875)	4.250%	11/15/40	87,290,000	$114,186,231
Total Investments Before Short-Term Investments (Cost — $1,432,909,343)				1,482,584,388
Short-Term Investments — 20.0%
U.S. Government Obligations — 13.0%
U.S. Treasury Bills	0.065-0.095%	9/20/12	88,560,000	88,545,742	(c)
U.S. Treasury Bills	0.150%	3/7/13	156,630,000	156,454,888	(c)
Total U.S. Government Obligations				245,000,630
Underlying Fund Investments — 7.0%
State Street Institutional Liquid Reserves Fund	0.194%		131,479,921	131,479,921
Total Short-Term Investments (Cost — $376,492,017)				376,480,551
Total Investments — 99.0% (Cost — $1,809,401,360#)				1,859,064,939
Other Assets in Excess of Liabilities — 1.0%				18,793,588
Total Net Assets — 100.0%				$1,877,858,527

†	Face amount denominated in U.S. dollars, unless otherwise noted.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(b)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(c)	Rate shown represents yield-to-maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
AUD	— Australian Dollar
BRL	— Brazilian Real
GBP	— British Pound
HUF	— Hungarian Forint
KRW	— South Korean Won
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NZD	— New Zealand Dollar
PLN	— Polish Zloty
ZAR	— South African Rand

See Notes to Financial Statements.

8	Legg Mason BW Global Opportunities Bond Fund 2012 Semi-Annual Report

Statement of assets and liabilities (unaudited)

June 30, 2012

Assets:
Investments, at value (Cost — $1,809,401,360)	$1,859,064,939
Foreign currency, at value (Cost — $1,157,164)	1,189,741
Interest receivable	22,264,688
Receivable for Fund shares sold	14,172,723
Unrealized appreciation on forward foreign currency contracts	1,945,107
Receivable for securities sold	69,873
Prepaid expenses	162,580
Total Assets	1,898,869,651

Liabilities:
Payable for securities purchased	11,863,621
Unrealized depreciation on forward foreign currency contracts	5,210,699
Payable for Fund shares repurchased	2,530,997
Investment management fee payable	694,579
Distributions payable	607,860
Service and/or distribution fees payable	83,734
Accrued expenses	19,634
Total Liabilities	21,011,124
Total Net Assets	$1,877,858,527

Net Assets:
Par value (Note 7)	$1,676
Paid-in capital in excess of par value	1,817,911,603
Undistributed net investment income	147,886
Accumulated net realized gain on investments and foreign currency transactions	13,412,452
Net unrealized appreciation on investments and foreign currencies	46,384,910
Total Net Assets	$1,877,858,527

See Notes to Financial Statements.

Legg Mason BW Global Opportunities Bond Fund 2012 Semi-Annual Report	9

Shares Outstanding:
Class A	23,609,067
Class C♦	5,161,042
Class FI	403,876
Class R	29,182
Class I	76,038,295
Class IS	62,386,040

Net Asset Value:
Class A (and redemption price)	$11.27
Class C*♦	$11.20
Class FI (and redemption price)	$11.15
Class R (and redemption price)	$11.25
Class I (and redemption price)	$11.19
Class IS (and redemption price)	$11.19
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 4.25%)	$11.77

*	Redemption price per share is NAV of Class C♦ shares reduced by a 1.00% CDSC, if shares are redeemed within one year from purchase payment (See Note 2).

♦	Effective August 1, 2012, Class C shares will be reclassified as Class C1 shares.

See Notes to Financial Statements.

10	Legg Mason BW Global Opportunities Bond Fund 2012 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended June 30, 2012

Investment Income:
Interest	$27,638,618
Less: Foreign taxes withheld	(148,902)
Total Investment Income	27,489,716

Expenses:
Investment management fee (Note 2)	3,474,824
Service and/or distribution fees (Notes 2 and 5)	396,058
Custody fees	302,986
Transfer agent fees (Note 5)	105,610
Registration fees	73,379
Legal fees	50,270
Fund accounting fees	49,444
Trustees’ fees	46,568
Audit and tax	21,984
Shareholder reports	20,538
Fees recaptured by investment manager (Note 2)	11,548
Insurance	8,374
Miscellaneous expenses	25,278
Total Expenses	4,586,861
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(2,748)
Net Expenses	4,584,113
Net Investment Income	22,905,603

Realized and Unrealized Gain on Investments and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain From:
Investment transactions	14,767,296
Foreign currency transactions	375,623
Net Realized Gain	15,142,919
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	28,881,822
Foreign currencies	2,768,619
Change in Net Unrealized Appreciation (Depreciation)	31,650,441
Net Gain on Investments and Foreign Currency Transactions	46,793,360
Increase in Net Assets from Operations	$69,698,963

See Notes to Financial Statements.

Legg Mason BW Global Opportunities Bond Fund 2012 Semi-Annual Report	11

Statements of changes in net assets

For the Six Months Ended June 30, 2012 (unaudited) and the Year Ended December 31, 2011	2012	2011

Operations:
Net investment income	$22,905,603	$28,661,052
Net realized gain	15,142,919	19,948,595
Change in net unrealized appreciation (depreciation)	31,650,441	(335,990)
Increase in Net Assets From Operations	69,698,963	48,273,657

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	(22,856,043)	(28,216,308)
Net realized gains	(3,111,108)	(13,032,864)
Decrease in Net Assets From Distributions to Shareholders	(25,967,151)	(41,249,172)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	854,080,041	693,988,966
Reinvestment of distributions	22,151,117	35,732,251
Cost of shares repurchased	(145,943,282)	(174,373,961)
Increase in Net Assets From Fund Share Transactions	730,287,876	555,347,256
Increase in Net Assets	774,019,688	562,371,741

Net Assets:
Beginning of period	1,103,838,839	541,467,098
End of period*	$1,877,858,527	$1,103,838,839
* Includes undistributed net investment income of:	$147,886	$98,326

See Notes to Financial Statements.

12	Legg Mason BW Global Opportunities Bond Fund 2012 Semi-Annual Report

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class A Shares[1,2]	2012[3]	2011	2010[4]

Net asset value, beginning of period	$10.92	$10.67	$10.19

Income from operations:
Net investment income	0.17	0.35	0.36
Net realized and unrealized gain	0.37	0.43	0.82
Total income from operations	0.54	0.78	1.18

Less distributions from:
Net investment income	(0.17)	(0.39)	(0.57)
Net realized gains	(0.02)	(0.14)	(0.13)
Total distributions	(0.19)	(0.53)	(0.70)

Net asset value, end of period	$11.27	$10.92	$10.67
Total return[5]	4.97%	7.42%	11.76%

Net assets, end of period (000s)	$266,015	$112,698	$7,182

Ratios to average net assets:
Gross expenses	0.88%[6,7]	0.94%[7]	1.05%[6]
Net expenses[8,9]	0.88 [6,7]	0.93 [7,10]	0.91 [6,10]
Net investment income	3.08 [6]	3.24	4.22 [6]

Portfolio turnover rate	20%	63%	39%

[1]	Per share amounts have been calculated using the average shares method.

[2]	Represents a share of capital stock outstanding prior to April 30, 2012.

[3]	For the six months ended June 30, 2012 (unaudited).

[4]	For the period May 10, 2010 (commencement of operations) to December 31, 2010.

[5]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Annualized.

[7]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[8]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 1.00%. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

[9]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[10]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Legg Mason BW Global Opportunities Bond Fund 2012 Semi-Annual Report	13

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class C Shares♦,1,2	2012[3]		2011	2010[4]

Net asset value, beginning of period	$10.86		$10.61	$10.20

Income from operations:
Net investment income	0.14		0.30	0.33
Net realized and unrealized gain	0.36		0.42	0.74
Total income from operations	0.50		0.72	1.07

Less distributions from:
Net investment income	(0.14)		(0.33)	(0.53)
Net realized gains	(0.02)		(0.14)	(0.13)
Total distributions	(0.16)		(0.47)	(0.66)

Net asset value, end of period	$11.20		$10.86	$10.61
Total return[5]	4.65%		6.92%	10.62%

Net assets, end of period (000s)	$57,824		$32,790	$2,728

Ratios to average net assets:
Gross expenses	1.34	%[6],7	1.43%[7]	1.53%[6]
Net expenses[8,9]	1.34	[6,7]	1.42 [7,10]	1.36 [6,10]
Net investment income	2.59	[6]	2.73	3.80 [6,7]

Portfolio turnover rate	20%		63%	39%

♦	Effective August 1, 2012, Class C shares will be reclassified as Class C1 shares.

[1]	Per share amounts have been calculated using the average shares method.

[2]	Represents a share of capital stock outstanding prior to April 30, 2012.

[3]	For the six months ended June 30, 2012 (unaudited).

[4]	For the period March 11, 2010 (commencement of operations) to December 31, 2010.

[5]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Annualized.

[7]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[8]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.45%. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

[9]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[10]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

14	Legg Mason BW Global Opportunities Bond Fund 2012 Semi-Annual Report

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class FI Shares[1,2,3]	2012[4]	2011	2010	2009[5]

Net asset value, beginning of period	$10.81	$10.60	$10.13	$8.33

Income from operations:
Net investment income	0.16	0.39	0.45	0.41
Net realized and unrealized gain	0.36	0.34	0.80	1.87
Total income from operations	0.52	0.73	1.25	2.28

Less distributions from:
Net investment income	(0.16)	(0.38)	(0.65)	(0.43)
Net realized gains	(0.02)	(0.14)	(0.13)	(0.05)
Total distributions	(0.18)	(0.52)	(0.78)	(0.48)

Net asset value, end of period	$11.15	$10.81	$10.60	$10.13
Total return[6]	4.75%	7.00%	12.59%	27.79%

Net assets, end of period (000s)	$4,501	$212	$6,547	$361

Ratios to average net assets:
Gross expenses	1.17%[7,8]	1.12%	1.06%	2.21%[7]
Net expenses[9,10]	1.00 [7,8,11]	1.00 [11]	0.98 [11,12]	0.90 [7,12]
Net investment income	2.99 [7]	3.57	4.25	4.93 [7]

Portfolio turnover rate	20%	63%	39%	32%

[1]	On October 5, 2009, Financial Intermediary Class shares were renamed Class FI shares.

[2]	Per share amounts have been calculated using the average shares method.

[3]	Represents a share of capital stock outstanding prior to April 30, 2012.

[4]	For the six months ended June 30, 2012 (unaudited).

[5]	For the period February 26, 2009 (commencement of operations) to December 31, 2009.

[6]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[7]	Annualized.

[8]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[9]	Reflects fee waivers and/or expense reimbursements.

[10]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[11]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class FI shares did not exceed 1.00%. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

[12]

As a result of a contractual expense limitation, the ratio of expenses, other than interest, brokerage commissions, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 0.90% until April 30, 2010.

See Notes to Financial Statements.

Legg Mason BW Global Opportunities Bond Fund 2012 Semi-Annual Report	15

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class R Shares[1,2]	2012[3]	2011[4]

Net asset value, beginning of period	$10.92	$11.05

Income from operations:
Net investment income	0.15	0.07
Net realized and unrealized gain	0.35	0.00 [5]
Total income from operations	0.50	0.07

Less distributions from:
Net investment income	(0.15)	(0.07)
Net realized gains	(0.02)	(0.13)
Total distributions	(0.17)	(0.20)

Net asset value, end of period	$11.25	$10.92
Total return[6]	4.60%	0.61%

Net assets, end of period (000s)	$328	$10

Ratios to average net assets:
Gross expenses[7]	1.24%[8]	1.41%
Net expenses[7,9,10]	1.24 [8]	1.25 [11]
Net investment income[7]	2.97	2.63

Portfolio turnover rate	20%	63%

[1]	Per share amounts have been calculated using the average shares method.

[2]	Represents a share of capital stock outstanding prior to April 30, 2012.

[3]	For the six months ended June 30, 2012 (unaudited).

[4]	For the period September 30, 2011 (inception date) to December 31, 2011.

[5]	Amount represents less than $0.01 per share.

[6]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[7]	Annualized.

[8]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[9]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 1.25%. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

[10]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[11]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

16	Legg Mason BW Global Opportunities Bond Fund 2012 Semi-Annual Report

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class I Shares[1,2,3]	2012[4]	2011	2010	2009[5]

Net asset value, beginning of period	$10.85	$10.60	$10.12	$8.56

Income from operations:
Net investment income	0.18	0.41	0.48	0.39
Net realized and unrealized gain	0.36	0.40	0.81	1.64
Total income from operations	0.54	0.81	1.29	2.03

Less distributions from:
Net investment income	(0.18)	(0.42)	(0.68)	(0.42)
Net realized gains	(0.02)	(0.14)	(0.13)	(0.05)
Total distributions	(0.20)	(0.56)	(0.81)	(0.47)

Net asset value, end of period	$11.19	$10.85	$10.60	$10.12
Total return[6]	5.03%	7.79%	13.03%	23.96%

Net assets, end of period (000s)	$851,019	$383,556	$121,671	$22,430

Ratios to average net assets:
Gross expenses	0.60%[7]	0.64%	0.66%[8]	1.01%[7]
Net expenses[9,10]	0.60 [7]	0.64	0.66 [8]	0.75 [7,11]
Net investment income	3.35 [7]	3.78	4.57	5.00 [7]

Portfolio turnover rate	20%	63%	39%	32%

[1]	On October 5, 2009, Institutional Class shares were renamed Class I shares.

[2]	Per share amounts have been calculated using the average shares method.

[3]	Represents a share of capital stock outstanding prior to April 30, 2012.

[4]	For the six months ended June 30, 2012 (unaudited).

[5]	For the period March 19, 2009 (commencement of operations) to December 31, 2009.

[6]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[7]	Annualized.

[8]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[9]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.75%. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

[10]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[11]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Legg Mason BW Global Opportunities Bond Fund 2012 Semi-Annual Report	17

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class IS Shares[1,2,3]	2012[4]	2011	2010	2009	2008	2007[5]	2007[6]

Net asset value, beginning of period	$10.85	$10.60	$10.12	$8.88	$10.44	$9.93	$10.00

Income (loss) from operations:
Net investment income	0.19	0.42	0.48	0.52	0.53	0.37	0.18
Net realized and unrealized gain (loss)	0.35	0.39	0.81	1.29	(1.42)	0.51	(0.08)
Total income (loss) from operations	0.54	0.81	1.29	1.81	(0.89)	0.88	0.10

Less distributions from:
Net investment income	(0.18)	(0.42)	(0.68)	(0.52)	(0.65)	(0.33)	(0.17)
Net realized gains	(0.02)	(0.14)	(0.13)	(0.05)	(0.02)	(0.02)	—
Return of capital	—	—	—	—	—	(0.02)	—
Total distributions	(0.20)	(0.56)	(0.81)	(0.57)	(0.67)	(0.37)	(0.17)

Net asset value, end of period	$11.19	$10.85	$10.60	$10.12	$8.88	$10.44	$9.93
Total return[7]	5.04%	7.79%	13.06%	21.04%	(8.93)%	9.05%	1.01%

Net assets, end of period (000s)	$698,170	$574,573	$403,339	$266,762	$230,863	$216,974	$92,555

Ratios to average net assets:
Gross expenses	0.59%[8,9]	0.64%[9]	0.65%	0.67%	0.67%	0.73%[8]	1.58%[8]
Net expenses[10,11]	0.59 [8,9]	0.64 [9,12]	0.65 [12]	0.65 [12]	0.65 [12]	0.66 [8,12]	0.65 [8,12]
Net investment income	3.37 [8]	3.88	4.57	5.47	5.30	4.82 [8]	4.34 [8]

Portfolio turnover rate	20%	63%	39%	32%	57%	50%	26%

[1]	On October 5, 2009, Institutional Select Class shares were renamed as Class IS shares. The former Institutional Class changed its name to Institutional Select Class effective November 1, 2008.

[2]	Per share amounts have been calculated using the average shares method.

[3]	Represents a share of capital stock outstanding prior to April 30, 2012.

[4]	For the six months ended June 30, 2012 (unaudited).

[5]	For the period April 1, 2007 to December 31, 2007. Effective December 31, 2007, the Fund changed its fiscal year end from March 31 to December 31.

[6]	For the period November 1, 2006 (commencement of operations) to March 31, 2007.

[7]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[8]	Annualized.

[9]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[10]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.65%. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

[11]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[12]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

18	Legg Mason BW Global Opportunities Bond Fund 2012 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Legg Mason BW Global Opportunities Bond Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. On April 30, 2012, the Fund was reorganized as a new series of the Trust. Prior to April 30, 2012, the Fund was organized as a series of Legg Mason Charles Street Trust, Inc., a Maryland corporation.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee,

Legg Mason BW Global Opportunities Bond Fund 2012 Semi-Annual Report	19

pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

20	Legg Mason BW Global Opportunities Bond Fund 2012 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-term investments†:
Sovereign bonds	—	$988,422,275	—	$988,422,275
Collateralized mortgage obligations	—	6,775,525	—	6,775,525
Corporate bonds & notes	—	339,044,582	—	339,044,582
Municipal bonds	—	34,155,775	—	34,155,775
U.S. government & agency obligations	—	114,186,231	—	114,186,231
Total long-term investments	—	$1,482,584,388	—	$1,482,584,388
Short-term investments†	$131,479,921	245,000,630	—	376,480,551
Total investments	$131,479,921	$1,727,585,018	—	$1,859,064,939
Other financial instruments:
Forward foreign currency contracts	—	1,945,107	—	1,945,107
Total	$131,479,921	$1,729,530,125	—	$1,861,010,046

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other financial instruments:
Forward foreign currency contracts	—	$5,210,699	—	$5,210,699

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Legg Mason BW Global Opportunities Bond Fund 2012 Semi-Annual Report	21

(c) Forward foreign currency contracts. The Fund enters into forward foreign currency contracts to hedge exposure of bond positions or to gain currency exposure where the Fund did not hold that country’s bonds. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(d) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(e) Credit and market risk. Investments in securities that are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full

22	Legg Mason BW Global Opportunities Bond Fund 2012 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

The Fund invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investment in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investment in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

(f) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(g) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions, where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s investment manager attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the investment manager. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

The Fund has entered into master agreements with certain of its derivative counterparties that provide for general obligations, representations, agreements, collateral, events of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or NAV over a specified period of time. If these credit related

Legg Mason BW Global Opportunities Bond Fund 2012 Semi-Annual Report	23

contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

As of June 30, 2012, the Fund held forward foreign currency contracts with credit related contingent features which had a liability position of $5,210,699. If a contingent feature in the master agreements would have been triggered, the Fund would have been required to pay this amount to its derivatives counterparties.

(h) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(i) Distributions to shareholders. Distributions from net investment income of the Fund are declared each business day to shareholders of record, and are paid monthly. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(j) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(k) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(l) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of June 30, 2012, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

24	Legg Mason BW Global Opportunities Bond Fund 2012 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

(m) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

The Fund has an investment management agreement with Legg Mason Partners Fund Advisor, LLC (“LMPFA”). Pursuant to the agreement, LMPFA provides the Fund with management and administrative services for which the Fund pays a fee, computed daily and payable monthly, at an annual rate of 0.50% of the Fund’s average daily net assets.

Brandywine Global Investment Management, LLC (“Brandywine Global”) serves as investment adviser to the Fund pursuant to an investment advisory agreement with LMPFA. The investment adviser is responsible, subject to the general supervision of the Board of Trustees and LMPFA, for the actual investment activity of the Fund. To the extent LMPFA receives a management fee after taking into account its obligation to limit expenses as discussed below, LMPFA will pay Brandywine Global 90% of the net fees it received from the Fund. LMPFA and Brandywine Global are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of expenses other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, Class C, Class FI, Class R, Class I and Class IS shares did not exceed 1.00%, 1.45%, 1.00%, 1.25%, 0.75% and 0.65%, respectively. In addition, LMPFA has agreed that total annual fund operating expenses for Class IS shares of the Fund will not exceed total annual fund operating expenses for Class I shares of the Fund, subject to recapture. These expense limitation arrangements cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

During the six months ended June 30, 2012, fees waived and/or expenses reimbursed amounted to $2,748.

The investment manager is permitted to recapture amounts waived or reimbursed to a class within three years after the year in which the investment manager earned the fee or incurred the expense if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the investment manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Legg Mason BW Global Opportunities Bond Fund 2012 Semi-Annual Report	25

Pursuant to these arrangements, at June 30, 2012, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by LMPFA and respective dates of expiration as follows:

	Class FI	Class IS
Expires December 31, 2012	$847	$23,549
Expires December 31, 2013	3,844	—
Expires December 31, 2014	7,092	—
Expires December 31, 2015	2,748	—
Total fee waivers/expense reimbursements subject to recapture	$14,531	$23,549

For the six months ended June 30, 2012, LMPFA recaptured $1,582, $1,391, $160, $4, and $8,411 for Class A, C, FI, R and IS shares, respectively.

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

There is a maximum initial sales charge of 4.25% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares (to be reclassified as Class C1 shares as of August 1, 2012), which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment (or within 12 months for shares purchased prior to August 1, 2012). This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by LMIS, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

Effective August 1, 2012, Class C shares will be reclassified as Class C1 shares. Class C1 (formerly Class C) shares will not be available for purchase by new or existing investors (except for certain retirement plan programs authorized by LMIS prior to August 1, 2012). Class C1 shares will continue to be available for dividend reinvestment and incoming exchanges.

For the six months ended June 30, 2012, LMIS and its affiliates received sales charges of approximately $194,000 on sales of the Fund’s Class A shares. In addition, for the six months ended June 30, 2012, CDSCs paid to LMIS and its affiliates were approximately:

Class C
CDSCs	$5,000

Under a Deferred Compensation Plan (the “Plan”), Trustees may elect to defer receipt of all or a specified portion of their compensation. A participating Trustee may select one or more funds managed by affiliates of Legg Mason in which his or her deferred trustee’s fees will be deemed to be invested. Deferred amounts remain in the Fund until distributed in accordance with the Plan.

All officers and two Trustees of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

26	Legg Mason BW Global Opportunities Bond Fund 2012 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

3. Investments

During the six months ended June 30, 2012, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$716,764,451	$62,599,035
Sales	148,378,794	80,185,741

At June 30, 2012, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$59,212,332
Gross unrealized depreciation	(9,548,753)
Net unrealized appreciation	$49,663,579

At June 30, 2012, the Fund had the following open forward foreign currency contracts:

Foreign Currency	Counterparty	Local Currency	Market Value	Settlement Date	Unrealized Gain (Loss)
Contracts to Buy:
Brazilian Real	Barclays Bank PLC	29,008,000	$14,336,880	8/2/12	$423,903
Turkish Lira	HSBC Bank USA, N.A.	9,165,000	5,020,496	8/9/12	96,385
Turkish Lira	Barclays Bank PLC	106,621,000	58,393,221	8/10/12	(226,786)
Turkish Lira	Barclays Bank PLC	19,120,000	10,471,468	8/10/12	113,529
Turkish Lira	Citibank, N.A.	5,832,000	3,194,017	8/10/12	49,980
Brazilian Real	UBS AG	51,245,000	25,154,706	9/4/12	146,776
British Pound	HSBC Bank USA, N.A.	73,266,000	114,722,180	9/13/12	(85,642)
British Pound	HSBC Bank USA, N.A.	8,107,000	12,694,193	9/13/12	94,139
British Pound	HSBC Bank USA, N.A.	2,316,000	3,626,465	9/13/12	20,731
Chilean Peso	HSBC Bank USA, N.A.	14,460,860,000	28,455,617	10/18/12	(620,789)
Chilean Peso	HSBC Bank USA, N.A.	1,500,140,000	2,951,927	10/18/12	10,476
Chilean Peso	HSBC Bank USA, N.A.	9,683,740,000	18,990,332	11/16/12	98,916
Chilean Peso	HSBC Bank USA, N.A.	3,600,000,000	7,059,793	11/16/12	3,736
					125,354
Contracts to Sell:
Australian Dollar	Citibank, N.A.	6,034,000	6,168,543	7/11/12	$(202,063)
Australian Dollar	HSBC Bank USA, N.A.	12,429,000	12,706,135	7/11/12	114,689
Australian Dollar	HSBC Bank USA, N.A.	13,665,000	13,969,694	7/11/12	(18,686)
Australian Dollar	HSBC Bank USA, N.A.	21,830,000	22,316,753	7/11/12	(705,053)
Australian Dollar	HSBC Bank USA, N.A.	123,283,000	126,031,895	7/11/12	(296,796)
Australian Dollar	UBS AG	3,578,000	3,657,780	7/11/12	(56,938)
Brazilian Real	Barclays Bank PLC	29,008,000	14,336,880	8/2/12	771,847
New Zealand Dollar	Citibank, N.A.	76,000,000	60,500,778	9/18/12	(2,740,778)
New Zealand Dollar	Morgan Stanley & Co. Inc.	9,164,000	7,295,120	9/18/12	(257,168)
					(3,390,946)
Net unrealized loss on open forward foreign currency contracts					$(3,265,592)

Legg Mason BW Global Opportunities Bond Fund 2012 Semi-Annual Report	27

4. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at June 30, 2012.

ASSET DERIVATIVES[1]
Foreign Exchange Risk
Forward foreign currency contracts	$1,945,107

LIABILITY DERIVATIVES[1]
Foreign Exchange Risk
Forward foreign currency contracts	$5,210,699

[1]

Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation (depreciation) and for liability derivatives is payables/net unrealized appreciation (depreciation).

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended June 30, 2012. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
Foreign Exchange Risk
Forward foreign currency contracts	$1,188,965

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
Foreign Exchange Risk
Forward foreign currency contracts	$2,307,879

During the six months ended June 30, 2012, the volume of derivative activity for the Fund was as follows:

Average Market Value
Forward foreign currency contracts (to buy)	$276,374,960
Forward foreign currency contracts (to sell)	237,943,942

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 distribution plan and under that plan the Fund pays a service fee with respect to its Class A, Class C (to be reclassified as Class C1 shares as of August 1, 2012), Class FI and Class R shares calculated at the annual rate of 0.25% of the average daily net assets of each respective class. The Fund also pays a distribution fee with respect to its Class C (to be reclassified as Class C1

28	Legg Mason BW Global Opportunities Bond Fund 2012 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

shares as of August 1, 2012) and R shares calculated at the annual rate of 0.45% and 0.25%, respectively, of each class’ average daily net assets. The Rule 12b-1 plan for Class FI shares provides for payments of distribution and service fees to LMIS at an annual rate of up to 0.40% of the class’ average daily net assets, subject to the authority of the Board of Trustees of the Fund to set a lower amount. The Board of Trustees has currently approved payments under the plan of 0.25% of the average daily net assets of Class FI. Service and distribution fees are accrued daily and paid monthly.

For the six months ended June 30, 2012, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$233,240	$34,223
Class C♦	158,688	11,560
Class FI	4,044	5,181
Class R	86	13
Class I	—	46,459
Class IS	—	8,174
Total	$396,058	$105,610

♦	Effective August 1, 2012, Class C shares will be reclassified as Class C1 shares.

For the six months ended June 30, 2012, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	—
Class C♦	—
Class FI	$2,748
Class R	—
Class I	—
Class IS	—
Total	$2,748
♦	Effective August 1, 2012, Class C shares will be reclassified as Class C1 shares.

6. Distributions to shareholders by class

	Six Months Ended June 30, 2012	Year Ended December 31, 2011
Net Investment Income:
Class A	$2,865,604	$1,311,499
Class C♦	586,011	339,435
Class FI	48,286	195,705
Class R	512	65	[1]
Class I	8,734,898	7,543,923
Class IS	10,620,732	18,825,681
Total	$22,856,043	$28,216,308

Legg Mason BW Global Opportunities Bond Fund 2012 Semi-Annual Report	29

	Six Months Ended June 30, 2012	Year Ended December 31, 2011
Net Realized Gains
Class A	$438,557	$1,275,581
Class C♦	97,857	370,330
Class FI	7,600	84,908
Class R	266	115	[1]
Class I	1,364,816	4,026,909
Class IS	1,202,012	7,275,021
Total	$3,111,108	$13,032,864

♦	Effective August 1, 2012, Class C shares will be reclassified as Class C1 shares.

[1]	For the period September 30, 2011 (inception date) to December 31, 2011.

7. Shares of beneficial interest

At June 30, 2012, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares. On April 30, 2012, the Fund was reorganized as a new series of the Trust.

Prior to April 30, 2012, the Fund was a series of a Maryland corporation and had 500 million shares authorized at $0.001 par value for each of the Fund’s Class A, Class C♦ , Class FI, Class R, Class I and Class IS shares.

Transactions in shares of each class were as follows:

	Six Months Ended June 30, 2012		Year Ended December 31, 2011
	Shares	Amount	Shares	Amount
Class A
Shares sold	14,593,189	$162,884,779	11,021,144	$122,103,287
Shares issued on reinvestment	283,677	3,178,534	229,614	2,525,868
Shares repurchased	(1,586,447)	(17,651,532)	(1,605,545)	(17,620,726)
Net increase	13,290,419	$148,411,781	9,645,213	$107,008,429

Class C♦
Shares sold	2,342,613	$25,997,199	2,827,970	$31,216,640
Shares issued on reinvestment	46,751	520,877	50,454	551,807
Shares repurchased	(247,687)	(2,748,121)	(116,136)	(1,266,456)
Net increase	2,141,677	$23,769,955	2,762,288	$30,501,991

Class FI
Shares sold	484,975	$5,380,858	451,873	$4,915,020
Shares issued on reinvestment	5,035	55,752	25,667	280,324
Shares repurchased	(105,711)	(1,150,744)	(1,075,368)	(11,642,276)
Net increase (decrease)	384,299	$4,285,866	(597,828)	$(6,446,932)

30	Legg Mason BW Global Opportunities Bond Fund 2012 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

	Six Months Ended June 30, 2012		Year Ended December 31, 2011
	Shares	Amount	Shares		Amount
Class R
Shares sold	31,206	$347,398	905	[1]	$10,000	[1]
Shares issued on reinvestment	56	629	16	[1]	180	[1]
Shares repurchased	(3,001)	(33,760)	—		—
Net increase	28,261	$314,267	921	[1]	$10,180	[1]

Class I
Shares sold	45,323,444	$500,575,055	27,590,470		$301,474,854
Shares issued on reinvestment	785,496	8,744,940	956,168		10,442,096
Shares repurchased	(5,425,562)	(60,009,972)	(4,673,955)		(50,488,882)
Net increase	40,683,378	$449,310,023	23,872,683		$261,428,068

Class IS
Shares sold	14,348,030	$158,894,752	21,478,867		$234,269,165
Shares issued on reinvestment	866,697	9,650,385	2,008,829		21,931,976
Shares repurchased	(5,795,049)	(64,349,153)	(8,585,390)		(93,355,621)
Net increase	9,419,678	$104,195,984	14,902,306		$162,845,520

♦	Effective August 1, 2012, Class C shares will be reclassified as Class C1 shares.

[1]	For the period September 30, 2011 (inception date) to December 31, 2011.

8. Line of credit

The Fund, along with certain other Legg Mason Funds, participates in a $200 million line of credit (“Credit Agreement”) to be used for temporary or emergency purposes. This 364-day revolving Credit Agreement matures on February 28, 2013. Pursuant to the Credit Agreement, each participating fund is liable only for principal and interest payments related to borrowings made by that fund. Borrowings under the Credit Agreement bear interest at a rate equal to the prevailing LIBOR rate plus the LIBOR rate margin. The Fund did not utilize the line of credit during the six months ended June 30, 2012.

9. Recent accounting pronouncement

In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update No. 2011-04, Fair Value Measurement (Topic 820) — Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU No. 2011-04”). ASU No. 2011-04 establishes common requirements for measuring fair value and for disclosing information about fair value measurements. ASU No. 2011-04 is effective during interim and annual periods beginning after December 15, 2011. Management has evaluated ASU No. 2011-04 and concluded that it does not materially impact the financial statement amounts; however, as required, additional disclosure has been included about fair value measurement.

Legg Mason BW

Global Opportunities Bond Fund

Trustee

Mark R. Fetting

Chairman

R. Jay Gerken President

Ruby P. Hearn

Arnold L. Lehman

Robin J. W. Masters

Jill E. McGovern

Arthur S. Mehlman

G. Peter O’Brien

S. Ford Rowan

Robert M. Tarola

Investment manager

Legg Mason Partners Fund Advisor, LLC

Investment adviser

Brandywine Global Investment Management, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

Boston Financial Data Services, Inc.

2000 Crown Colony Drive

Quincy, MA 02169

Counsel

K&L Gates LLP

Washington, DC

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

Legg Mason BW Global Opportunities Bond Fund

The Fund is a separate investment series of Legg Mason Global Asset Management Trust, a Maryland statutory trust.

Legg Mason BW Global Opportunities Bond Fund

Legg Mason Funds

55 Water Street

New York, NY 10041

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) on the Fund’s website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Legg Mason BW Global Opportunities Bond Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com/individualinvestors

©2012 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds and certain closed-end funds managed or sub-advised by Legg Mason or its affiliates. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;
•	Account balances, transactions, and mutual fund holdings and positions;
•	Online account access user IDs, passwords, security challenge question responses; and
•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or comply with obligations to government regulators;
•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform marketing services solely for the Funds;

•	The Funds’ representatives such as legal counsel, accountants and auditors; and
•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, or if you have questions about the Funds’ privacy practices, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-877-721-1926.

Revised April 2011

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com/individualinvestors

©2012 Legg Mason Investor Services, LLC Member FINRA, SIPC

LMFX013856 8/12 SR12-1719

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Global Asset Management Trust

By:	/S/ R. JAY GERKEN
R. Jay Gerken
President
Legg Mason Global Asset Management Trust

Date: August 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ R. JAY GERKEN
R. Jay Gerken
President
Legg Mason Global Asset Management Trust

Date: August 23, 2012

By:	/S/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer of
Legg Mason Global Asset Management Trust

Date: August 23, 2012